Statements of Changes in Shareholders' Equity - CAD ($) $ in Millions	Total	Shareholders' Capital [member]	Other Reserves [member]	Deficit [member]
Beginning balance at Dec. 31, 2016	$ 2,247	$ 8,997	$ 97	$ (6,847)
Statement [LineItems]
Net and comprehensive loss	(84)			(84)
Share-based compensation	8		8
Issued on exercise of options	(5)	4	(9)
Elimination of deficit		(6,820)		6,820
Ending balance at Dec. 31, 2017	2,166	2,181	96	(111)
Statement [LineItems]
Net and comprehensive loss	(305)			(305)
Share-based compensation	7		7
Issued on exercise of options		4	(4)
Ending balance at Dec. 31, 2018	$ 1,868	$ 2,185	$ 99	$ (416)